REVENUE - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 103,387	$ 97,547
Excise taxes	(16,592)	(17,134)
Net revenue	86,795	80,413
Adult-use recreational wholesale revenue (Canadian) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	73,938	85,018
Wholesale to Licensed Producers revenue (Canadian) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	15,184	709
Direct to patient medical revenue (Canadian) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	10,748	11,192
International (business to business) [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	3,272	98
Other revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 245	$ 530